NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Nov. 17, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Aug. 19, 2021
Short-term Debt [Line Items]
Entity incorporation, date of incorporation		Nov. 23, 2010		Nov. 23, 2010
Reverse stock	one-for-one thousand (1:1,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax, Portion Attributable to Parent		$ 64,193	$ (75,755)	$ (182,467)	$ 200,673
Cash Equivalents, at Carrying Value			0		0
Value added tax receivable		2,238	4,341	4,341	2,015
Research and development costs		46,554	50,846	230,956	179,987
Tax credits				$ 113,415	134,728
Debt conversion percentage, description		Each holder of the notes has agreed to a 4.99% beneficial ownership conversion limitation (subject to certain noteholders’ ability to increase such limitation to 9.99% upon 60 days’ notice to the Company), and each note may not be converted during the first six-month period from the date of issuance. The securities for the period ended September 30, 2021 and 2020 were considered dilutive securities which were excluded from the computation since the effect is anti-dilutive.		Each holder of the notes has agreed to a 4.99% beneficial ownership conversion limitation (subject to certain noteholders’ ability to increase such limitation to 9.99% upon 60 days’ notice to the Company)
Debt conversion percentage				4.99%
2021 Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Equity Method Investment, Ownership Percentage						9.99%
Intercompany Loans [Member]
Short-term Debt [Line Items]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax, Portion Attributable to Parent		$ 619,000	$ 583,000	$ 1,005,000	$ 133,000